Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                    September 11, 2015


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Fishing Ridge Acquisition Corporation
	 	File No. 000-55483

Greetings:

     I attach for filing the Amendment No. 1 to the Fishing
Ridge Acquisition Corporation registration statement on Form
10-12g.

	We are simultaneously filing additional identical amendments to registration statements on Forms 10-12g namely:

	Southern Ridge Acquisition Corporation
	Northern Ridge Acquisition Corporation
	Eastern Ridge Acquisition Corporation
	Western Ridge Acquisition Corporation
	Hiking Ridge Acquisition Corporation
	Hunting Ridge Acquisition Corporation
	Riding Ridge Acquisition Corporation
	Camping Ridge Acquisition Corporation
	Kayak Ridge Acquisition Corporation


	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563